NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interests
Schedule of information about non-controlling interests

	2022	2023
Non-controlling interests in net assets of subsidiaries:
Telkomsel	10,450	11,016
Mitratel	9,031	9,101
Others	370	542
Total	19,851	20,659

	2021	2022	2023
Non-controlling interests in profit (loss) of subsidiaries:
Telkomsel	9,183	6,476	7,096
Mitratel	79	504	568
Others	(40)	4	(23)
Total	9,222	6,984	7,641

Telkomsel
Noncontrolling Interests
Schedule of summarized statements of financial position of subsidiaries

	Telkomsel		Mitratel
	2022	2023	2022	2023
Current assets	16,290	20,505	7,886	3,420
Non-current assets	83,795	91,871	48,163	53,576
Current liabilities	(31,921)	(39,743)	(10,206)	(11,077)
Non-current liabilities	(38,365)	(42,251)	(12,061)	(11,900)
Total equity	29,799	30,382	33,782	34,019
Attributable to:
Owners of the parent company	19,349	19,366	24,751	24,918
Non-controlling interests	10,450	11,016	9,031	9,101

Schedule of summarized statements of profit or loss and other comprehensive income of subsidiaries

	Telkomsel			Mitratel
	2021	2022	2023	2021	2022	2023
Revenues	87,506	89,039	102,372	6,870	7,729	8,595
Operation expenses	(52,356)	(59,332)	(71,819)	(4,123)	(4,567)	(4,949)
Other expenses – net	(1,980)	(5,375)	(2,280)	(820)	(1,195)	(1,501)
Profit before income tax	33,170	24,332	28,273	1,927	1,967	2,145
Income tax expense – net	(6,931)	(5,805)	(6,418)	(494)	(175)	(128)
Profit for the year	26,239	18,527	21,855	1,433	1,792	2,017
Other comprehensive income (loss) – net	(75)	145	78	8	(1)	2
Total comprehensive income for the year	26,164	18,672	21,933	1,441	1,791	2,019

Attributable to non-controlling interests	9,183	6,476	7,096	79	504	568
Dividends paid to non-controlling interests	13,204	9,784	9,267	—	272	484

Schedule of summarized statements of cash flows of subsidiaries

	Telkomsel			Mitratel
	2021	2022	2023	2021	2022	2023
Operating	40,789	42,970	41,693	5,363	6,020	5,162
Investing	(12,943)	(8,652)	(14,302)	(12,597)	(10,893)	(6,504)
Financing	(34,239)	(30,783)	(28,601)	25,851	(7,921)	(4,118)
Net increase (decrease) in cash and cash equivalents	(6,393)	3,535	(1,210)	18,617	(12,794)	(5,460)